Other Income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Income
6.	Other income

	2021	2020	2019
	$’000	$’000	$’000
Interest income	456	477	779
Government grants
- Job Support Scheme	863	1,787	—
- Others	140	175	688
Rent concession	141	71	—
Reversal of provision for reinstatement cost	—	—	238
Others	123	291	155

	1,723	2,801	1,860

Grant income of $863,000 (2020: $1,787,000, 2019: Nil) was recognised during the financial year under the Jobs Support Scheme (the “JSS”). The JSS is a temporary scheme introduced in the Singapore Budget 2020 to help enterprises retain local employees. The scheme had been extended up to 2021 by the Government. Under the JSS, employers will receive cash grants in relation to the gross monthly wages of eligible employees.